BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Subsidiaries (Details)		12 Months Ended
	May 21, 2021	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation	100.00%
Indirect ownership (as a percent)		49.00%
Consrcio Cruzeiro do Sul
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		49.00%	49.00%
Consrcio Baguari HPP
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation		66.00%
Indirect ownership (as a percent)		15.00%	15.00%
CGT Eletrosul
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation		99.96%	99.89%
Chesf
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation		99.58%	99.58%
Furnas
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation		99.67%	99.56%
Eletronorte
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation		99.69%	99.66%
Eletropar
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation		83.71%	83.71%
Eletronuclear
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation			99.95%
Brasil Ventos Energia S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		99.67%	99.56%
Livramento Holding
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		78.00%	78.00%
Madeira Energia S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)		72.36%	43.05%